Significant changes in the current reporting period	6 Months Ended
Dec. 31, 2023
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Significant changes in the current reporting period	Significant changes in the current reporting period
(i)    Significant events
The financial position and performance of the Group was affected by the following event during the six months ended December 31, 2023.
•In August 2023, the FDA provided a complete response to the Group's BLA resubmission for remestemcel-L for the treatment of pediatric SR-aGVHD and requires more data to support marketing approval, including potency assay or clinical data. In line with the Group's overall commercial strategy to progress to adult populations, the Group intends to conduct a targeted, controlled study in the highest-risk adults with the greatest mortality. Assumptions associated with SR-aGVHD are included within the impairment assessment of MSC products within in-process research and development and goodwill, contingent consideration, pre-launch inventory and the NovaQuest borrowings on the consolidated balance sheet and forecast net operating cash usage. The Group assessed and included the impact of the FDA's complete response to the Group's BLA resubmission for remestemcel-L for the treatment of pediatric SR-aGVHD in these areas within the Form 20-F for the year ended June 30, 2023.
•In September 2023, the Group provided an update on the path to approval for lead-product candidate remestemcel-L in the treatment of pediatric and adult SR-aGvHD, following a Type A meeting held with FDA. Future discussions with the FDA could lead to a change in the assumptions associated with SR-aGVHD within the impairment assessment of MSC products within in-process research and development and goodwill, contingent consideration, pre-launch inventory and the NovaQuest borrowings on the consolidated balance sheet and forecast net operating cash usage.
•In December 2023 the Group completed an institutional placement together with a 1 for 4 pro-rata accelerated non-renounceable entitlement offer of new fully paid ordinary shares in Mesoblast Limited to existing eligible shareholders, raising A$60.3 million at an issue price of A$0.30 per share. In December 2023, proceeds of $39.7 million (A$60.3 million) were received and recognized in cash and cash equivalents.